Business Combination - Summary of Correction of Error on Consolidated Financial Statements of Profit or Loss and Other Comprehensive Income for Successor (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of changes in accounting estimates [line items]
Total cost of revenue	$ 13,155		$ 114,525	$ 134,620	$ 69,421
Gross profit	5,027		48,742	68,987	28,041
Operating profit	3,237		40,168	59,865	19,899
Profit before tax	3,032		89,512	60,166	21,612
Income tax expense	(657)		(7,424)	(13,189)	(9,190)
Net profit	2,375	$ 82,088	82,088	46,977	12,422
Total comprehensive income	1,756	80,354	80,354	49,233	12,410
Profit (loss), attributable to [abstract]
Shareholders of the Company	1,867		80,880	44,816	11,647
Net profit	2,375	82,088	82,088	46,977	12,422
Total comprehensive income attributable to:
Shareholders of the Company	1,310		79,184	46,860	11,602
Total comprehensive income	$ 1,756	$ 80,354	$ 80,354	$ 49,233	$ 12,410
Basic earnings per share (as adjusted)			$ 2.19	$ 1.18	$ 5,291.07
Diluted earnings per share (as adjusted)			$ 2.19	$ 1.18	$ 5,291.07
As Previously Reported
Disclosure of changes in accounting estimates [line items]
Total cost of revenue			$ 118,599
Gross profit			44,668
Operating profit			36,094
Profit before tax			85,438
Income tax expense			(6,731)
Net profit			78,707
Total comprehensive income			76,973
Profit (loss), attributable to [abstract]
Shareholders of the Company			77,499
Net profit			78,707
Total comprehensive income attributable to:
Shareholders of the Company			75,803
Total comprehensive income			$ 76,973
Basic earnings per share (as adjusted)			$ 2.1
Diluted earnings per share (as adjusted)			$ 2.1
Adjustments
Disclosure of changes in accounting estimates [line items]
Total cost of revenue			$ 4,074
Gross profit			4,074
Operating profit			4,074
Profit before tax			4,074
Income tax expense			(693)
Net profit			3,381
Total comprehensive income			3,381
Profit (loss), attributable to [abstract]
Shareholders of the Company			3,381
Net profit			3,381
Total comprehensive income attributable to:
Shareholders of the Company			3,381
Total comprehensive income			$ 3,381
Basic earnings per share (as adjusted)			$ 0.09
Diluted earnings per share (as adjusted)			$ 0.09